UNITED STATES
                   SECURITIES AND EXCHANGE COMMISSION
                         Washington, D.C. 20549

                                FORM 13F

                           FORM 13F COVER PAGE

Report for Calendar Year or Quarter Ended: SEPTEMBER 30, 2000

Check here if Amendment [  ]; Amendment Number:

Institutional Investment Manager Filing this Report:

Name:     Parker Carlson & Johnson
Address:  120 West Third Street
          Suite 300
          Dayton, OH 45402-1819

13F File Number:  801-17956

The institutional investment manager submitting this Form and its attachments and the person by whom it is signed represent hereby that all information contained therein is true, correct and complete. It is understood that all required items, statements and schedules are considered integral parts of this Form and that the submission of any amendment represents that all unamended items, statement and schedules remain true, correct and complete as previously submitted.

Pursuant to the requirements of Securities Exchange Act of 1934, the undersigned institutional investment manager has caused this report to be signed on its behalf in the City of Dayton and State of Ohio on the 3rd day of NOVEMBER, 2000.

Signature:  _________________________
            James M. Johnson,
            Chief Investment Officer


                          FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers: 0

Form 13F Information Table Entry Totals: 106

Form 13F Information Table Value Total:      $ 113,205


List of Other Included Managers:

No.  13F File Number          Name
01
02
03

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Alcoa Inc                      COM              013817101     1062    41960 SH       SOLE                    41960
                                                              1337    52800 SH       DEFINED                          52800
America Online Inc             COM              02364J104     3597    66912 SH       SOLE                    66912
                                                              1838    34200 SH       DEFINED                          34200
American Express Co            COM              025816109     1554    25575 SH       SOLE                    25575
                                                              1494    24600 SH       DEFINED                          24600
American Home Prods            COM              026609107     1391    24595 SH       SOLE                    24595
                                                              1810    32000 SH       DEFINED                          32000
American Intl Group            COM              026874107     2486    25979 SH       SOLE                    25979
                                                              1582    16534 SH       DEFINED                          16534
Bank NY Inc                    COM              064057102      110     1962 SH       SOLE                     1962
                                                               897    16000 SH       DEFINED                          16000
Chevron Corporation            COM              166751107      368     4315 SH       SOLE                     4315
                                                               870    10200 SH       DEFINED                          10200
Cisco Sys Inc                  COM              17275R102     2539    45955 SH       SOLE                    45955
                                                              2348    42500 SH       DEFINED                          42500
Citigroup Inc                  COM              172967101     2255    41713 SH       SOLE                    41713
                                                              2649    49000 SH       DEFINED                          49000
Clorox Co                      COM              189054109      779    19685 SH       SOLE                    19685
                                                              1147    29000 SH       DEFINED                          29000
Comcast Corp                   CL A             200300101      614    15000 SH       DEFINED                          15000
Cooper Cameron Corp            COM              216640102      584     7925 SH       SOLE                     7925
                                                               958    13000 SH       DEFINED                          13000
Disney Walt Co                 COM DISNEY       254687106      929    24290 SH       SOLE                    24290
                                                              1339    35000 SH       DEFINED                          35000
E M C Corp Mass                COM              268648102     3277    33058 SH       SOLE                    33058
                                                              2458    24800 SH       DEFINED                          24800
Enron Corp                     COM              293561106      184     2095 SH       SOLE                     2095
                                                               438     5000 SH       DEFINED                           5000
Exxon Mobil Corp               COM              30231G102     1301    14596 SH       SOLE                    14596
                                                              1129    12673 SH       DEFINED                          12673
First Franklin Corp            COM              320272107      138    16212 SH       SOLE                    16212
Firstar Corp NEW WIS           COM              33763V109      348    15549 SH       SOLE                    15549
Four Season Hotel Inc          LTD VTG SH       35100E104      234     3200 SH       SOLE                     3200
Franklin Res Inc               COM              354613101      654    14715 SH       SOLE                    14715
                                                              1066    24000 SH       DEFINED                          24000
General Elec Co                COM              369604103     2910    50450 SH       SOLE                    50450
                                                              3219    55800 SH       DEFINED                          55800
Gillette Co                    COM              375766102      201     6500 SH       SOLE                     6500
                                                               636    20600 SH       DEFINED                          20600
Global Crossing Ltd            COM              g3921a100      681    21955 SH       SOLE                    21955
                                                               930    30000 SH       DEFINED                          30000
Goldman Sachs Group Inc        COM              38141g104      334     2935 SH       SOLE                     2935
                                                               684     6000 SH       DEFINED                           6000
Home Depot Inc                 COM              437076102      678    12775 SH       SOLE                    12775
                                                               541    10200 SH       DEFINED                          10200
Intel Corp                     COM              458140100     1099    26445 SH       SOLE                    26445
                                                              1247    30000 SH       DEFINED                          30000
International Business Machs   COM              459200101     1892    16819 SH       SOLE                    16819
                                                              1733    15400 SH       DEFINED                          15400
Johnson & Johnson              COM              478160104      258     2750 SH       SOLE                     2750
Keycorp NEW                    COM              493267108      234     9256 SH       SOLE                     9256
LSI Logic Corp                 COM              502161102      750    25650 SH       SOLE                    25650
                                                               878    30000 SH       DEFINED                          30000
Lilly Eli & Co                 COM              532457108     1315    16208 SH       SOLE                    16208
                                                              1014    12500 SH       DEFINED                          12500
Lucent Technologies Inc        COM              549463107     1103    36106 SH       SOLE                    36106
                                                               360    11768 SH       DEFINED                          11768
B2B Internet HOLDRs Tr         DEPOSTRY RCPT    056033103      363     7700 SH       SOLE                     7700
                                                               283     6000 SH       DEFINED                           6000
Internet Infrastructr HOLDS TR DEPOSTRY RCPT    46059v104      330     6000 SH       SOLE                     6000
                                                               330     6000 SH       DEFINED                           6000
Merck & Co Inc                 COM              589331107     1284    17245 SH       SOLE                    17245
                                                              1489    20000 SH       DEFINED                          20000
Microsoft Corp                 COM              594918104     1254    20785 SH       SOLE                    20785
                                                              1327    22000 SH       DEFINED                          22000
Motorola Inc                   COM              620076109      581    20555 SH       SOLE                    20555
                                                               775    27450 SH       DEFINED                          27450
Nasdaq 100 Tr                  UNIT SER 1       631100104      187     2110 SH       SOLE                     2110
                                                               887    10000 SH       DEFINED                          10000
Nextel Communications Inc      CL A             65332v103      353     7555 SH       SOLE                     7555
                                                               470    10060 SH       DEFINED                          10060
Northern Tr Corp               COM              665859104     1782    20049 SH       SOLE                    20049
                                                              2293    25800 SH       DEFINED                          25800
Oracle Corp                    COM              68389X105      663     8425 SH       SOLE                     8425
                                                              1024    13000 SH       DEFINED                          13000
Qualcomm Inc                   COM              747525103       75     1050 SH       SOLE                     1050
                                                               570     8000 SH       DEFINED                           8000
Qwest Communications Intl Inc  COM              749121109      677    14078 SH       SOLE                    14078
                                                               961    20000 SH       DEFINED                          20000
SPDR  TR                       UNIT SER 1       78462F103      843     5870 SH       SOLE                     5870
                                                              3167    22050 SH       DEFINED                          22050
SBC Communications             COM              78387G103      647    12947 SH       SOLE                    12947
                                                               900    18000 SH       DEFINED                          18000
Schwab Charles Corp NEW        COM              808513105     1062    29905 SH       SOLE                    29905
                                                              1600    45075 SH       DEFINED                          45075
Sealed Air Corp NEW            COM              81211K100      770    17025 SH       SOLE                    17025
                                                              1131    25000 SH       DEFINED                          25000
Sprint Corp                    COM FON GROUP    852061100      531    18126 SH       SOLE                    18126
Sprint Corp                    PCS COM SER 1    852061506      373    10650 SH       SOLE                    10650
State Str Corp                 COM              857477103      338     2600 SH       SOLE                     2600
Sun Microsystems Inc           COM              866810104      595     5095 SH       SOLE                     5095
                                                               701     6000 SH       DEFINED                           6000
Sysco Corp                     COM              871829107      215     4652 SH       SOLE                     4652
Texas Instrs Inc               COM              882508104      352     7463 SH       SOLE                     7463
                                                               613    13000 SH       DEFINED                          13000
Tyco Intl Ltd NEW              COM              902124106     1759    33909 SH       SOLE                    33909
                                                              2386    46000 SH       DEFINED                          46000
United Technologies            COM              913017109     1039    15000 SH       SOLE                    15000
                                                              1150    16600 SH       DEFINED                          16600
Wal Mart Stores Inc            COM              931142103      309     6415 SH       SOLE                     6415
                                                              1059    22000 SH       DEFINED                          22000
Wells Fargo & Co NEW           COM              949746101     1190    25895 SH       SOLE                    25895
                                                               919    20000 SH       DEFINED                          20000
Worldcom Inc GA NEW            COM              98157D106      536    17638 SH       SOLE                    17638
                                                               601    19800 SH       DEFINED                          19800